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             U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2


1.  Name and address of issuer:

    Alliance Variable Products Series Fund, Inc.
    1345 Avenue of the Americas
    New York, New York 10105

2. Name of each series or class of funds for which this notice is filed:

    Premier Growth Portfolio
    Global Bond Portfolio
    Growth & Income Portfolio
    Short-Term Multi-Market Portfolio
    U.S. Government/High Grade Securities Portfolio
    Total Return Portfolio
    International Portfolio
    Money Market Portfolio
    Global Dollar Government Portfolio
    North American Government Income Portfolio
    Utility Income Portfolio
    Growth Portfolio
    Worldwide Privatization Portfolio
    Conservative Investors Portfolio
    Growth Investors Portfolio
    Technology Portfolio
    Quasar Portfolio

3.  Investment Company Act File Number:  811-05398

    Securities Act File Number:  33-18647

4.  Last day of fiscal year for which this notice is filed:

    December 31, 1996

5. Check the box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                      [  ]




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6.  Date of termination of issuer's declaration under rule 24f-
    2(a)(1), if applicable (see instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

    155,986 shares
    $1,596,169


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     -0-
    $-0-

9. Number and aggregate sale price of securities sold during the fiscal year:

     -0- shares*
    $-0-*

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
    24f-2:

     -0- shares*
    $-0-*


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

    Included in Item 9.


__________________
* For purposes of this Form 24f-2, the number and aggregate sale price of securities sold and securities sold in reliance upon registration pursuant to rule 24f-2 are -0- and $-0-, respectively, because the issuer sells all of its securities to unmanaged separate accounts that issue interests therein that are registered under the Securities Act of 1933 and on which registration fees have been or will be paid. (See, Instruction B.5. to Form 24f-2.) During its most recently completed fiscal year, the issuer sold 210,970,493 shares for an aggregate sale price of $594,290,111.



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12. Calculation of registration fee:

         (i)  Aggregate sale price of
              securities sold during the
              fiscal year in reliance on rule
              24f-2 (from Item 10):                          $-0-

        (ii)  Aggregate price of shares
              issued in connection with
              dividend reinvestment plans
              (from Item 11, if applicable):                + N/A

       (iii)  Aggregate price of shares
              redeemed or repurchased during
              the fiscal year (if
              applicable):                                  - N/A

        (iv)  Aggregate price of shares
              redeemed or repurchased and
              previously applied as a
              reduction to filing fees
              pursuant to rule 24e-2 (if
              applicable):                                  + -0-

         (v)  Net aggregate price of
              securities sold and issued
              during the fiscal year in
              reliance on rule 24f-2 [line
              (i), plus line (ii), less line
              (iii), plus line (iv)] (if
              applicable):                                    -0-

        (vi)  Multiplier prescribed by
              Section 6(b) of the Securities
              Act of 1933 or other applicable
              law or regulation (see
              instruction C.6):                          x 1/3300

       (vii)  Fee due [line (i) or line (v)
              multiplied by line (vi)]:                       -0-
                                                          =======

Instruction: Issuers should complete line (ii), (iii), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the
    Commission's Rules of Informal and
    Other Procedures (17 CFR 202.3a).                        [  ]


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    Date of mailing or wire transfer of filing fees to the
    Commission's lockbox depository:

                            SIGNATURE

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Andrew L. Gangolf
                           _____________________
                           Andrew L. Gangolf,
                           Assistant Secretary


Date:  February 25, 1997

Exhibit:  Opinion of Seward & Kissel

*Please print the name and title of the signing officer below the signature.
































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                      SEWARD & KISSEL
                  One Battery Park Plaza
                   New York, N.Y.  10004

                 Telephone: (212) 574-1200
                 Facsimile: (212) 480-8421


                                  February 26, 1997




Alliance Variable Products Series Fund, Inc.
1345 Avenue of the Americas
New York, New York 10105


Dear Sirs:

         We have acted as counsel for Alliance Variable Products Series Fund, Inc., a Maryland corporation (the "Company"), in connection with the Company's Rule 24f-2 Notice to be filed pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, to report the sale of 210,970,493 shares of common stock of the Company, par value $.001 per share, during the fiscal year of the Company ended December 31, 1996, in reliance upon that Rule and pursuant to the registration of an indefinite number of such shares under the Securities Act of 1933, as amended.

         As counsel for the Company, we have examined and relied upon such records of the Company and other documents and certificates as to factual matters as we have deemed to be necessary to render the opinion set forth below.

         Based on that examination we are of the opinion that the 210,970,493 shares so sold in reliance upon Rule 24f-2 were duly authorized and legally issued and, upon their issuance, were fully paid and nonassessable shares of common stock of the Company under the laws of the State of Maryland.












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Alliance Variable Products                      February 26, 1997
  Series Fund, Inc.



         Our opinion above stated is expressed as members of the bar of the State of New York.

         We hereby consent to the filing of this opinion with the Securities and Exchange Commission as an exhibit to the above-referenced Rule 24f-2 Notice.

                                Very truly yours,

                                /s/ Seward & Kissel









































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